Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders' Equity
Stockholders' Equity

9)    Stockholders’ Equity

On December 21, 2023, the Company approved and accrued for the issuance of $200,000 of common stock, payable in two equal installments, with the first installment to be paid upon approval by the Board and the second installment six months after the first installment, to CorProminence, LLC (“CoreIR”) for services rendered pursuant to a Marketing and Consulting Agreement. The first installment of 70,922 shares was issued on February 29, 2024. The second installment of 245,158 shares was issued on June 21, 2024.

On January 5, 2024, the Company executed an advisory agreement (“Maxim Agreement”) with Maxim Group LLC (“Maxim”) that included the issuance of $10,000 of the Company’s restricted common stock per month and issued every six months starting upon the execution of the agreement. The first installment of 6,906 shares was issued on January 5, 2024. The second installment of 136,986 shares was issued on August 13, 2024. On August 20, 2024, the Company delivered written notice of termination of the Maxim Agreement, effective September 30, 2024. Accordingly, the Maxim Agreement terminated in accordance with its terms on September 30, 2024.

10)     Stockholders’ Equity

On December 21, 2023, the Company approved a one-time grant under the Company’s Amended and Restated 2020 Omnibus Incentive Compensation Plan (the “Plan”) to Fady Boctor, the Company’s President and Chief Commercial Officer, of 49,645 shares of the Company’s common stock.

Also on December 21, 2023, the Company approved and accrued for the issuance of $200,000 of common stock, payable in two equal installments, with the first installment to be paid upon approval by the Board and the second installment six months after the first installment, to CorProminence, LLC (“CoreIR”) for services rendered pursuant to a Marketing and Consulting Agreement. The first installment of 70,922 shares was issued on February 29, 2024.

Contingent Consideration

Pursuant to the Merger Agreement, each security holder of Metuchen received a right to receive such security holder’s pro rata stock of an aggregate of 1,423,209 shares of Petros Common Stock potentially issuable upon the achievement of certain milestones set forth in the Merger Agreement. The milestones are for the achievement of stock price and market capitalization, as defined over a two-year period.

Market Capitalization/Gross Proceeds Earnout Payments

In connection with the Mergers, each security holder of Metuchen received an equity classified earnout consideration to be paid in the form of Petros Common Stock if the Closing Price (as defined in the Merger Agreement) per share of stock of Petros’ Common Stock equals or exceeds certain milestones set forth in the Merger Agreement, as discussed below. Each milestone earnout payment was only achievable and payable one time and upon attainment of such milestone earnout payment. In no event will the sum of the milestone earnout payments be greater than 400,000 shares of Petros Common Stock. The earnout expired on December 2, 2022.

In connection with the Mergers, each security holder of Metuchen received the right to receive earnout consideration, which is liability classified, to be paid in the form of Petros Common Stock if either Petros’ Market Capitalization (as defined in the Merger Agreement) or Petros receives aggregate gross proceeds that equals or exceeds certain milestones set forth in the Merger Agreement. Each milestone earnout payment is only achievable and payable one time and upon attainment of such milestone. In no event will the sum of the milestone earnout payments be greater than 1,023,209 shares of Petros Common Stock. As of December 31, 2022, the milestones were not achieved prior to earnout expiry. The fair value of the derivative liability was $0.0 million as of December 31, 2022. For the year ended December 31, 2022, the Company recognized a gain on the revaluation of the derivative liability of $0.5 million.